CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Loss	$ (17,516)	$ (22,491)	$ (65,473)
Adjustments to profit or loss items:
Depreciation and amortization	3,449	3,083	2,791
Impairment of goodwill		3,000
Share listing expense			46,717
Change in fair value of warrants	(227)	965	(9,440)
Changes in the fair value of contingent consideration		(6)	(1,718)
Share-based compensation	4,306	3,625	5,426
Operating expense settled by issuance of shares (see Note 16c.1)		351	320
Finance income, net	(1,559)	(2,027)	(2,667)
Taxes on income (tax benefit)	146	612	(85)
Adjustments to profit or loss items	6,115	9,603	41,344
Changes in asset and liability items:
Decrease (increase) in user funds	1,674	(968)	(209)
Increase (decrease) in user accounts	(1,674)	968	209
Decrease in other receivables and prepaid expenses	69	37	91
Decrease (increase) in trade receivables	(521)	(920)	143
Increase (decrease) in trade payables	2,294	(957)	(176)
Increase (decrease) in accrued severance pay, net	90	(7)	(140)
Increase (decrease) in accrued expenses and other payables	(1,150)	336	(3,711)
Changes in asset and liability items	782	(1,511)	(3,793)
Cash paid during the year for:
Interest received, net	1,791	2,642	1,256
Taxes paid, net	(40)	(343)	(430)
Total Cash paid	1,751	2,299	826
Net cash used in operating activities	(8,868)	(12,100)	(27,096)
Cash flows from investing activities:
Purchase of property and equipment	(135)	(48)	(80)
Proceeds from sale of property and equipment	26	2	8
Acquisition of a subsidiary, net of cash acquired (a)		(3,350)
Payment of payables for an acquisition of a subsidiary			(211)
Withdrawal of (investment in) short-term investments, net		11,520	(11,520)
Investment in short-term bank deposits	(14,000)	(26,000)	(20,000)
Withdrawal of short-term bank deposits	26,000	20,000
Withdrawal of long-term deposits	116	24	16
Investment in long-term deposits	(378)	(70)	(374)
Net cash provided by (used in) investing activities	11,629	2,078	(32,161)
Cash flows from financing activities:
Proceeds from the issuance of share capital and warrants net of transaction costs			76,044
Repayment of lease liabilities	(704)	(629)	(549)
Repayment of short-term bank loan and credit			(2,504)
Exercise of options	682	714	186
Net cash provided by (used in) financing activities	(22)	85	73,177
Exchange differences on balances of cash and cash equivalents	463	(91)	(247)
Loss from translation of cash and cash equivalents of foreign activity	27	(19)
Increase (decrease) in cash and cash equivalents	3,229	(10,047)	13,673
Cash and cash equivalents at the beginning of the period	10,118	20,165	6,492
Cash and cash equivalents at the end of the period	13,347	10,118	20,165
(a) Acquisition of an initially consolidated subsidiary:
Working capital (excluding cash and cash equivalents)		(1,271)
Property and equipment		51
Right of use assets		350
Intangible assets		3,538
Goodwill	(505)	2,546
Other payables	505	(629)
Shares issued		(885)
Lease liabilities		(350)
Acquisition of a subsidiary, net of cash acquired		3,350
(a) Significant non-cash transactions:
Right-of-use asset recognized with corresponding lease liability (see Note 10)	$ 1,898	$ 2	852
Issuance of shares for previous acquisition of a subsidiary			$ 171